Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Mar. 12, 2025	Jul. 31, 2024	Jul. 17, 2024	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Oct. 31, 2024	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Jan. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2025	Jul. 31, 2025	Oct. 31, 2025
C000249919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Fund NAV
Accumulated Value		$ 10,023	$ 10,000				$ 10,151				$ 10,266			$ 10,364		$ 10,483	$ 10,581
C000257655 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,122	$ 9,817	$ 9,861		$ 9,844	$ 9,929	$ 10,193		$ 10,561	$ 10,682
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	10,065	10,000	10,022	10,317	10,280	10,127	10,475	10,319	10,469	10,000	10,537	10,511	10,505		10,508	10,703
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000	$ 10,020	$ 10,000	$ 10,022	$ 10,056	$ 10,093	$ 10,150	$ 10,126	$ 10,161	$ 10,201	$ 10,267	$ 10,235	$ 10,270	$ 10,370		$ 10,478	$ 10,591